Organization and principal activities (Schedule of Major Subsidiaries, Variable Interest Entities and Variable Interest Entities's Subsidiaries Ownership) (Details)	12 Months Ended
Dec. 31, 2018
China Classified Network Corporation ("CCNC BVI") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jan. 05, 2010
Place of incorporation	British Virgin Islands
Percentage of direct or indirect economic ownership	100.00%
China Classified Information Corporation Limited ("CCIC HK") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jan. 18, 2010
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Beijing Chengshi Wanglin Information Technology Co., Ltd. ("Wanglin") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 08, 2010
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
58 Tongcheng Information Technology Co., Ltd. ("58 Technology") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 15, 2012
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Anjuke Inc. ("Anjuke") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 02, 2015
Place of incorporation	Cayman Island
Percentage of direct or indirect economic ownership	100.00%
Ruiting Network Technology (Shanghai) Co., Ltd. ("Shanghai Ruiting") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 02, 2015
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
58.com Holdings Inc. ("58 Holdings") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jul. 11, 2014
Place of incorporation	British Virgin Islands
Percentage of direct or indirect economic ownership	100.00%
Falcon View Technology ("Ganji") [Member]
Noncontrolling Interest [Line Items]
Percentage of direct or indirect economic ownership	100.00%
Falcon View Technology ("Ganji") [Member] | Majority owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Aug. 06, 2015
Place of incorporation	Cayman Island
Beijing Yangguang Gudi Science Development Co., Ltd. ("Yangguang Gudi") [Member]
Noncontrolling Interest [Line Items]
Percentage of direct or indirect economic ownership	100.00%
Beijing Yangguang Gudi Science Development Co., Ltd. ("Yangguang Gudi") [Member] | Majority owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Aug. 06, 2015
Place of incorporation	PRC
Beijing 58 Information Technology Co., Ltd. ("Beijing 58") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Dec. 12, 2005
Beijing 58 Information Technology Co., Ltd. ("Beijing 58") [Member] | Variable Interest Entities [Member]
Noncontrolling Interest [Line Items]
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
58 Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of direct or indirect economic ownership	100.00%
58 Co., Ltd. [Member] | Variable Interest Entities [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jul. 28, 2011
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Ruijia Information Technology Co., Ltd. [Member] | Variable Interest Entities [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 02, 2015
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Beijing 58 Auto Technology Co., Ltd. ("Beijing 58 Auto", formerly known as Beijing Leftbrain Network Technology Co., Ltd.) [Member] | Variable Interest Entities [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Nov. 26, 2015
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	78.60%
Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member]
Noncontrolling Interest [Line Items]
Percentage of direct or indirect economic ownership	100.00%
Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member] | Majority owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Aug. 06, 2015
Place of incorporation	PRC
Zhuan Spirit Holdings Limited ("Zhuan Zhuan Holding") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 24, 2017
Place of incorporation	Cayman Island
Percentage of direct or indirect economic ownership	72.20%
Beijing Zhuanzhuan Spirit Technology Co., Ltd. ("Beijing Zhuanzhuan") | Variable Interest Entities [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Apr. 11, 2017
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	72.20%
Zhuan Vision Holdings Limited ("Zhuan Vision") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Apr. 20, 2017
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	72.20%
Tianjin Zhuanzhuan World Technology Co., Ltd ("Tianjin Zhuanzhuan") [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jun. 21, 2017
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	72.20%